SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
SUBSEQUENT EVENTS
Purchases of treasury shares | ¥		¥ 22,991
Restricted share units
SUBSEQUENT EVENTS
Restricted share units granted (in shares)		3,050,427
Vesting period		4 years
Restricted share units vested (in shares)		301,228
Subsequent Event
SUBSEQUENT EVENTS
Share options granted (in shares)	740,000
Exercise price of share options granted (in dollars per share) | $ / shares	$ 2.52
Share options exercised (in shares)	910,042
Purchases of treasury shares (in shares)	511,758
Purchases of treasury shares | $	$ 1.7
Subsequent Event | Restricted share units
SUBSEQUENT EVENTS
Restricted share units granted (in shares)	511,152
Vesting period	4 years
Vesting percentage (as a percent)	25.00%
Restricted share units vested (in shares)	209,974